PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of September 30, 2022 (unaudited)

Equities	Shares	Market Value ($)
Biotechnology (2.2%)
Gilead Sciences Inc.	7,999,157	493,467,995

Capital Markets (12.0%)
CME Group Inc., Class A	5,062,381	896,699,547
Intercontinental Exchange Inc.	5,630,489	508,714,681
S&P Global Inc.	2,147,888	655,857,601
The Charles Schwab Corp.	9,497,745	682,602,933

		2,743,874,762
Chemicals (4.4%)
Linde plc	2,474,530	667,108,543
The Sherwin Williams Co.	1,684,167	344,833,193

		1,011,941,736
Commercial Services & Supplies (2.8%)
Waste Management Inc.	3,971,331	636,246,940

Containers & Packaging (1.9%)
Ball Corp.	8,828,808	426,608,003

Diversified Telecommunication Services (1.8%)
Verizon Communications Inc.	10,629,589	403,605,494

Equity Real Estate Investment Trusts (1.5%)
American Tower Corp.	1,584,989	340,297,138

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	1,062,873	501,963,032

Food Products (2.2%)
Mondelez International Inc., Class A	9,368,546	513,677,377

Health Care Equipment & Supplies (5.7%)
Abbott Laboratories	4,043,580	391,256,801
Becton, Dickinson and Co.	4,131,668	920,659,580

		1,311,916,381
Household Products (2.8%)
The Procter & Gamble Co.	5,039,444	636,229,805

Insurance (2.3%)
Marsh & McLennan Co., Inc.	3,521,857	525,778,032

Interactive Media & Services (5.6%)
Alphabet Inc., Class A [q]	13,438,880	1,285,428,872

IT Services (7.5%)
Fiserv Inc. [q]	10,884,686	1,018,480,069
Mastercard Inc., Class A	2,511,947	714,247,010

		1,732,727,079
Life Sciences Tools & Services (5.8%)
Danaher Corp.	3,393,133	876,412,323
Thermo Fisher Scientific Inc.	915,363	464,262,960

		1,340,675,283
Machinery (4.1%)
Deere & Co.	2,792,238	932,300,346

Media (2.7%)
Comcast Corp., Class A	21,336,057	625,786,552

Professional Services (4.3%)
CoStar Group Inc. [q]	4,756,075	331,260,624
Verisk Analytics Inc.	3,832,206	653,506,089

		984,766,713
Road & Rail (3.6%)
Canadian Pacific Railway Ltd. [l]	9,328,820	622,418,870
Union Pacific Corp.	1,113,083	216,850,830

		839,269,700
Semiconductors & Semiconductor Equipment (4.2%)
Applied Materials Inc.	3,142,811	257,490,505
Micron Technology Inc.	5,166,815	258,857,432
NVIDIA Corp.	1,527,207	185,387,658
Texas Instruments Inc.	1,641,888	254,131,425

		955,867,020
Software (11.6%)
Adobe Inc. [q]	2,112,821	581,448,339
Microsoft Corp.	6,672,446	1,554,012,673
Oracle Corp.	8,600,611	525,239,314

		2,660,700,326
Specialty Retail (1.1%)
The Home Depot Inc.	881,245	243,170,745

Technology Hardware, Storage & Peripherals (3.2%)
Apple Inc.	5,327,965	736,324,763

Wireless Telecommunication Services (3.3%)
T-Mobile US Inc. [q]	5,597,835	751,061,522

Total investment in equities (98.8%) (cost $21,899,145,701)		22,633,685,616

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Trust Bank	0.05%	01/14/2023	250,000	247,009
Community Vision Capital & Consulting	0.50%	01/31/2023	250,000	244,986
Self-Help Federal Credit Union	0.40%	10/16/2022	250,000	249,589
Self-Help Federal Credit Union	0.40%	02/17/2023	1,000,000	984,767

				1,726,351
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/17/2022
Participating depository institutions:
Chambers Bank, par 238,500; Decatur County Bank, par 238,500; First Commerce Bank, par 46,000; First State Bank of Forsyth, par 24,529; Legacy Bank & Trust Company, par 238,500; Prime Alliance Bank, par 238,500; Texas National Bank of Jacksonville, par 238,500; The Tri-County Bank, par 38,740; United Bank, par 238,500; Waumandee State Bank, par 238,500; West Alabama Bank & Trust, par 221,231; (cost $1,963,516)	0.73%	03/16/2023	2,000,000	1,963,516

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2023	100,000	96,778
BlueHub Loan Fund Inc.	1.00%	04/15/2023	900,000	871,003
New Hampshire Community Loan Fund Inc.	1.00%	07/31/2022	500,000	475,096
Root Capital Inc.	1.00%	02/01/2023	200,000	195,956
Vermont Community Loan Fund Inc.	0.75%	04/15/2023	100,000	96,778

				1,735,611
Time Deposits (0.6%)
JPMorgan Chase, New York	2.43%	10/03/2022	117,462,484	117,462,484
Sumitomo, Tokyo	2.43%	10/03/2022	18,801,870	18,801,870

				136,264,354
Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (0.0%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	2.44%			3,577,000

Total short-term securities (0.6%) (cost $145,266,832)				145,266,832

Total securities (99.4%) (cost $22,044,412,533)				22,778,952,448

Payable upon return of securities loaned (0.0%)				(3,577,000)

Other assets and liabilities (0.6%)				147,056,288

Total net assets (100.0%)				22,922,431,736

θ	This security is non-income producing.
λ	This security, or partial position of this security, was on loan at September 30, 2022. The total value of the securities on loan at September 30, 2022 was $3,506,482.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

Such securities has been classified as level 3.

plc	Public Limited Company
θ	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

Such securities has been classified as level 3.

plc	Public Limited Company